SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of assumptions used to estimate the fair value of the options
	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2016	1.00-1.52%	3.2 years	119.83-146.29%	0%
Granted in 2017	1.93-2.00%	3.2 years	103.04-109.89%	0%
Granted in 2018	2.04-2.62%	3.2 years	51.06-56.88%	0%

Summary of the option activity
	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2016	5,947,000	0.74	2.14	685,055
Granted	825,000	0.74	-	-
Exercised	-	-	-	-
Forfeited	(687,000)	0.74	-	-
Outstanding on December 31, 2016	6,085,000	0.74	1.75	-
Granted	1,550,000	0.64	3.50	-
Exercised	-	-	-	-
Forfeited	(1,470,000)	0.74	-	-
Outstanding on December 31, 2017	6,165,000	0.71	1.64	-
Granted	830,000	0.26	2.38	-
Exercised	-	-	-	-
Forfeited	(1,535,000)	0.74	-	-
Outstanding on December 31, 2018	5,460,000	0.36	1.96	-
Vested or expected to vest at December 31, 2018	5,342,127	0.35	1.90	-
Exercisable at December 31, 2018	1,006,000	0.70	0.54	-

Schedule of summary of the RSUs
	Number of shares	Weighted Average Grant Date Fair Value
RSUs
Unvested on January 1, 2016	137,500	1.36
Granted	280,000	0.63
Vested	(137,500)	1.36
Unvested on December 31, 2016	280,000	0.63
Granted	-	-
Vested	(140,000)	0.63
Unvested on December 31, 2017	140,000	0.63
Granted	-	-
Vested	(140,000)	0.63
Unvested on December 31, 2018	-	-